Accounts Receivable - Additional information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Disclosure Of Trade Receivables [Line Items]
Loss allowance for accounts receivable	$ 0
Estimated loss on default percent	45.00%	45.00%
Impairment losses under expected credit loss model on accounts receivable	$ 3,920,121	$ 0	$ 17,109,001
Current trade receivables	187,673,616	$ 86,514,680
Trade Receivables Interest Rate Percentage		0.00%
Commission receivable from insurance brokerage [Member]
Disclosure Of Trade Receivables [Line Items]
Current trade receivables	$ 2,718,150
Accounts Receivable Credit Period	15 days
Receivable Arising from Various Services [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts Receivable Credit Period	90 days
Receivable From Capital Market Solutions Services [Member]
Disclosure Of Trade Receivables [Line Items]
Current trade receivables	$ 81,614,733	$ 86,514,680
Receivable From Capital Market Solutions Services [Member] | Gross carrying amount [member]
Disclosure Of Trade Receivables [Line Items]
Current trade receivables			$ 17,109,001
Receivable From Capital Market Solutions Services [Member] | Brokers and Clearing House Services [Member]
Disclosure Of Trade Receivables [Line Items]
Current trade receivables		$ 21,545,865
Bottom of range [member]
Disclosure Of Trade Receivables [Line Items]
Probability of default	0.39%	0.12%
Top of range [member]
Disclosure Of Trade Receivables [Line Items]
Probability of default	0.57%	4.98%
Investment Banking [member]
Disclosure Of Trade Receivables [Line Items]
Receivables from contracts with customers				$ 77,350,250
Fellow Subsidaries And Immediate Holding Company [Member]
Disclosure Of Trade Receivables [Line Items]
Loss allowance for accounts receivable	$ 0	$ 0